Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 18,661	$ 17,287
Federal funds sold	46	7,122
Other interest-bearing deposits	65,013	135,500
Cash and cash equivalents	83,720	159,909
Certificates of deposit in other banks	2,955	5,193
Available-for-sale debt securities, at fair value	250,747	310,870
Other investments	6,353	5,408
Total investment securities	257,100	316,278
Loans held for investment	1,521,252	1,302,133
Allowance for loan losses	(15,588)	(16,903)
Net loans	1,505,664	1,285,230
Loans held for sale, at lower of cost or fair value	591	2,249
Premises and equipment - net	32,856	32,719
Mortgage servicing rights, at fair value	2,899	2,659
Other real estate owned - net	8,795	10,525
Accrued interest receivable	7,953	6,621
Cash surrender value - life insurance	2,567	2,509
Other assets	18,440	7,658
Total assets	1,923,540	1,831,550
Deposits
Non-interest-bearing demand	453,443	453,066
Savings, interest checking and money market	923,602	818,358
Time deposits $250,000 and over	94,859	69,075
Other time deposits	160,175	176,321
Total deposits	1,632,079	1,516,820
Federal funds purchased and securities sold under agreements to repurchase	5,187	23,829
Federal Home Loan Bank advances and other borrowings	98,000	77,418
Subordinated notes	49,486	49,486
Operating lease liabilities	1,533	1,837
Accrued interest payable	902	282
Other liabilities	8,942	12,922
Total liabilities	1,796,129	1,682,594
Stockholders’ equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 7,284,151 and 7,023,821 shares, respectively	7,284	7,024
Surplus	71,042	64,437
Retained earnings	91,789	82,300
Accumulated other comprehensive (loss) income, net of tax	(31,714)	3,293
Treasury stock; 515,570, and 406,846 shares, at cost, respectively	(10,990)	(8,098)
Total stockholders’ equity	127,411	148,956
Total liabilities and stockholders’ equity	$ 1,923,540	$ 1,831,550